Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets and intangible assets with indefinite lives and Employee benefits (Details) - CNY (¥)
¥ in Thousands
	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	3 years	10 years
Impairment of long-lived assets			¥ 0	¥ 27,388	¥ 30,381
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income Extensible Enumeration not Disclosed Flag			true	true	true
Employee benefits
Employee benefit expenses			¥ 1,092,499	¥ 482,536	¥ 133,162
Software and Patents | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives			5 years
Software and Patents | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives			10 years